UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2018

Item 1. Schedule of Investments.

Point Bridge GOP Stock Tracker ETF
Schedule of Investments
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.7%
Aerospace/Defense - 4.8%
General Dynamics Corporation	1,302	$266,545
Lockheed Martin Corporation	778	269,157
Northrop Grumman Corporation	850	269,765
Raytheon Company	1,285	265,558
The Boeing Company	726	269,999
TransDigm Group, Inc. (a)	706	262,844
United Technologies Corporation	1,895	264,940
		1,868,808
Agriculture - 1.3%
Altria Group, Inc.	4,206	253,664
Philip Morris International, Inc.	3,291	268,348
		522,012
Airlines - 0.7%
American Airlines Group, Inc.	6,569	271,497
Auto Manufacturers - 0.6%
PACCAR, Inc.	3,712	253,121
Auto Parts & Equipment - 0.7%
The Goodyear Tire & Rubber Company	11,043	258,296
Banks - 10.4%
Bank of America Corporation	8,596	253,238
BB&T Corporation	5,200	252,408
Citigroup, Inc.	3,701	265,510
Comerica, Inc.	2,802	252,741
Fifth Third Bancorp	8,996	251,168
Huntington Bancshares, Inc.	16,670	248,716
JPMorgan Chase & Company	2,301	259,645
KeyCorp	13,092	260,400
Morgan Stanley	5,418	252,316
Regions Financial Corporation	13,762	252,533
SunTrust Banks, Inc.	3,806	254,203
The Goldman Sachs Group, Inc.	1,139	255,409
The PNC Financial Services Group, Inc.	1,860	253,313
U.S. Bancorp	4,822	254,650
Wells Fargo & Company	4,770	250,711
Zions Bancorporation	5,001	250,800
		4,067,761
Beverages - 0.6%
Molson Coors Brewing Company - Class B	4,135	254,302
Biotechnology - 0.7%
Celgene Corporation (a)	2,995	268,023
Building Materials - 1.2%
Johnson Controls International PLC	6,870	240,450
Masco Corporation	6,836	250,198
		490,648
Chemicals - 4.0%
CF Industries Holdings, Inc.	5,065	275,739
DowDuPont, Inc.	3,807	244,828

Eastman Chemical Company	2,678	256,338
FMC Corporation	3,057	266,509
PPG Industries, Inc.	2,328	254,055
The Sherwin-Williams Company	558	254,007
		1,551,476
Commercial Services - 1.9%
Cintas Corporation	1,218	240,933
Ecolab, Inc.	1,662	260,568
Equifax, Inc.	1,910	249,389
		750,890
Distribution/Wholesale - 1.3%
LKQ Corporation (a)	7,964	252,220
WW Grainger, Inc.	735	262,696
		514,916
Diversified Financial Services - 4.5%
Affiliated Managers Group, Inc.	1,827	249,787
CME Group, Inc.	1,508	256,677
Franklin Resources, Inc.	8,180	248,754
Intercontinental Exchange, Inc.	3,349	250,807
Invesco Ltd.	10,990	251,451
Raymond James Financial, Inc.	2,821	259,673
The Charles Schwab Corporation	5,103	250,812
		1,767,961
Electric - 7.3%
American Electric Power Company, Inc.	3,596	254,885
Dominion Energy, Inc.	3,633	255,327
Duke Energy Corporation	3,196	255,744
Evergy, Inc.	4,520	248,239
Exelon Corporation	5,923	258,598
FirstEnergy Corporation	6,901	256,510
NextEra Energy, Inc.	1,504	252,070
Pinnacle West Capital Corporation	3,249	257,256
PPL Corporation	8,656	253,275
SCANA Corporation	7,360	286,230
The Southern Company	5,947	259,289
		2,837,423
Electrical Components & Equipment - 0.7%
Emerson Electric Company	3,367	257,845
Electronics - 1.3%
Honeywell International, Inc.	1,582	263,245
Waters Corporation (a)	1,331	259,119
		522,364
Engineering & Construction - 0.7%
Fluor Corporation	4,514	262,263
Food - 1.8%
Campbell Soup Company	6,323	231,612
Conagra Brands, Inc.	6,825	231,845
The J.M. Smucker Company	2,351	241,236
		704,693
Forest Products & Paper - 0.6%
International Paper Company	4,904	241,032
Gas - 0.7%
NiSource, Inc.	10,531	262,432
Hand/Machine Tools - 0.7%

Stanley Black & Decker, Inc.	1,760	257,734
Healthcare-Products - 3.5%
Abbott Laboratories	3,816	279,942
Boston Scientific Corporation (a)	6,982	268,807
ResMed, Inc.	2,286	263,667
The Cooper Companies, Inc.	993	275,210
Zimmer Biomet Holdings, Inc.	2,007	263,860
		1,351,486
Healthcare-Services - 0.7%
Aetna, Inc.	1,288	261,271
Home Builders - 0.6%
PulteGroup, Inc.	9,662	239,328
Home Furnishings - 1.3%
Leggett & Platt, Inc.	5,627	246,407
Whirlpool Corporation	2,119	251,631
		498,038
Insurance - 4.7%
Aflac, Inc.	5,530	260,297
Arthur J Gallagher & Company	3,486	259,498
Berkshire Hathaway, Inc. - Class B (a)	1,207	258,431
Brighthouse Financial, Inc. (a)	6,220	275,173
Cincinnati Financial Corporation	3,357	257,851
MetLife, Inc.	5,611	262,146
The Travelers Companies, Inc.	2,008	260,457
		1,833,853
Iron/Steel - 0.7%
Nucor Corporation	4,172	264,713
Leisure Time - 0.7%
Harley-Davidson, Inc.	5,897	267,134
Lodging - 0.6%
Wynn Resorts Ltd.	1,930	245,226
Machinery-Construction & Mining - 0.7%
Caterpillar, Inc.	1,802	274,787
Machinery-Diversified - 0.7%
Deere & Company	1,767	265,633
Mining - 0.7%
Freeport-McMoRan, Inc.	19,069	265,440
Miscellaneous Manufacturing - 3.2%
Eaton Corporation PLC	2,996	259,843
General Electric Company	20,595	232,518
Illinois Tool Works, Inc.	1,802	254,298
Parker-Hannifin Corporation	1,395	256,582
Textron, Inc.	3,700	264,439
		1,267,680
Oil & Gas - 12.4%
Anadarko Petroleum Corporation	4,143	279,280
Apache Corporation	5,743	273,769
Chevron Corporation	2,224	271,951
Concho Resources, Inc. (a)	1,850	282,587
ConocoPhillips	3,552	274,925
Devon Energy Corporation	6,581	262,845
EOG Resources, Inc.	2,216	282,695
EQT Corporation	5,491	242,867
Exxon Mobil Corporation	3,149	267,728

Helmerich & Payne, Inc.	3,998	274,942
Hess Corporation	3,955	283,099
HollyFrontier Corporation	3,709	259,259
Marathon Oil Corporation	12,503	291,070
Marathon Petroleum Corporation	3,096	247,587
Newfield Exploration Company (a)	9,594	276,595
Occidental Petroleum Corporation	3,365	276,502
Phillips 66	2,298	259,030
Valero Energy Corporation	2,229	253,549
		4,860,280
Oil & Gas Services - 2.1%
Baker Hughes, a GE Company - Class A	8,272	279,842
Halliburton Company	6,758	273,902
TechnipFMC PLC	8,665	270,781
		824,525
Packaging & Containers - 0.6%
WestRock Company	4,677	249,939
Pharmaceuticals - 3.4%
Allergan PLC	1,387	264,196
AmerisourceBergen Corporation	3,042	280,533
Cardinal Health, Inc.	5,012	270,648
McKesson Corporation	2,031	269,412
Perrigo Company PLC	3,543	250,845
		1,335,634
Pipelines - 2.0%
Kinder Morgan, Inc.	14,455	256,287
ONEOK, Inc.	3,933	266,618
The Williams Companies, Inc.	9,294	252,704
		775,609
Real Estate - 3.3%
Duke Realty Corporation (b)	9,084	257,713
Extra Space Storage, Inc. (b)	2,953	255,848
Mid-America Apartment Communities, Inc. (b)	2,553	255,760
Regency Centers Corporation (b)	4,038	261,137
The Macerich Company (b)	4,620	255,440
		1,285,898
Retail - 5.9%
AutoZone, Inc. (a)	349	270,719
Copart, Inc. (a)	4,027	207,511
Dollar Tree, Inc. (a)	3,087	251,745
L Brands, Inc.	9,012	273,064
Lowe's Companies, Inc.	2,293	263,282
O'Reilly Automotive, Inc. (a)	771	267,784
The Home Depot, Inc.	1,249	258,730
Wal-Mart Stores, Inc.	2,760	259,192
Yum! Brands, Inc.	2,962	269,275
		2,321,302
Shipbuilding - 0.7%
Huntington Ingalls Industries, Inc.	1,033	264,531
Software - 0.7%
Fidelity National Information Services, Inc.	2,371	258,605
Telecommunications - 0.7%
AT&T, Inc.	7,771	260,950

Transportation - 3.3%
CSX Corporation	3,553	263,100
FedEx Corporation	1,023	246,328
Norfolk Southern Corporation	1,456	262,808
Union Pacific Corporation	1,659	270,135
United Parcel Service, Inc. - Class B	2,169	253,231
		1,295,602
TOTAL COMMON STOCKS (Cost $37,380,989)		38,952,961

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Class, 1.90% (c)	70,585	70,585
TOTAL SHORT-TERM INVESTMENTS (Cost $70,585)		70,585

TOTAL INVESTMENTS - 99.9% (Cost $37,451,574)		39,023,546
Other Assets in Excess of Liabilities - 0.1%		25,507
NET ASSETS - 100.0%		$39,049,053

PLC	Public Liability Company
(a)	Non-income producing security.
(b)	Real Estate Investment Trust (“REIT”).
(c)	Annualized seven-day yield as of September 30, 2018.

Valuation Measurements (Unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded funds and real estate investment trusts (“REIT’s”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market (“Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value per share.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”).  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board.  The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Point Bridge GOP Stock Tracker ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 38,952,961	$ -	$ -	$ 38,952,961
Short-Term Investments	70,585	-	-	70,585
Total Investments in Securities	$ 39,023,546	$ -	$ -	$ 39,023,546
^ See Schedule of Investments for industry breakouts.

For the period ended September 30, 2018, there were no transfers into or out of Level 1, 2, or 3.

Item 2. Controls and Procedures.
(a)
The Registrant's President (principal executive officer) and Assistant Treasurer (acting principal financial officer) have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     ETF Series Solutions

By (Signature and Title)        /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date       November 13, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Paul R. Fearday
 Paul R. Fearday, President (principal executive officer)

Date       November 13, 2018

By (Signature and Title)*       /s/ Brett M. Wickmann
   Brett M. Wickmann, Assistant Treasurer (acting principal financial officer)

Date       November 13, 2018

* Print the name and title of each signing officer under his or her signature.